Shareholder Report	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
C000261092 [Member]
Shareholder Report [Line Items]
Fund Name		Dakota Active Equity ETF
Class Name		Dakota Active Equity ETF
Trading Symbol		DAK
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Dakota Active Equity ETF (the “Fund”) for the period of July 29, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://dakotaetfs.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://dakotaetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://dakotaetfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$37	0.40%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the fiscal Period from the Fund’s commencement of operations on July 29, 2025, through May 31, 2026, the Fund generated positive absolute performance. Performance was primarily driven by the Fund’s exposure to U.S. large-cap equities, with meaningful allocations to Information Technology, Communication Services, Financials, Consumer Discretionary and Materials sectors during the period.

The Fund benefited from generally positive returns across U.S. equities during the Period. The primary driver of returns was from Technology-related holdings which saw material appreciation and represented the largest sector exposure throughout the year. However, the Fund did suffer from an underweight exposure to memory-chip stocks which detracted from relative results during the Period, as that area of the semi-conductor market performed strongly.

The negative impact from the memory-chip underweight was partially offset by strong stock selection in Consumer Discretionary, Financials and Materials. Contributions in these sectors reflected issuer-specific performance within the Fund’s actively selected portfolio holdings. Over the fiscal period, the Fund increased concentration in higher-conviction holdings. As a result, performance was more directly affected by individual security selection and sector-level positioning.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (7/29/2025)
Dakota Active Equity ETF - NAV	18.50%
Solactive GBS United States 1000 Index (net total return)	19.48%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Visit https://dakotaetfs.com/ for more recent performance information.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets		$ 43,168,286
Holdings Count | holding		170
Advisory Fees Paid, Amount		$ 129,978
Investment Company, Portfolio Turnover		38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$43,168,286	Fund Advisory Fees	$129,978
# of Portfolio Holdings	170	Portfolio Turnover Rate*	38%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Information Technology	27.7%
Equity ETFs	19.9%
Financials	11.6%
Communication Services	7.8%
Industrials	7.5%
Consumer Discretionary	7.1%
Health Care	6.6%
Consumer Staples	4.9%
Energy	2.6%
Materials	2.1%
Utilities	1.2%
Real Estate	0.4%
Commodity ETFs	0.2%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	5.9%
Alphabet, Inc.	3.8%
iShares Core S&P 500 ETF	3.7%
Vanguard S&P 500 ETF	3.5%
Microsoft Corp.	3.0%
Advanced Micro Devices, Inc.	2.9%
Analog Devices, Inc.	2.9%
Invesco QQQ Trust Series 1	2.6%
Cboe Global Markets, Inc.	2.6%
Jpmorgan Chase & Co.	2.6%